Investment securities	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Investment securities
6.	Investment securities
The
following
table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	July 31 2025	April 30 2025	October 31 2024
Debt investment securities measured at FVOCI	$121,735	$125,483	$118,226
Debt investment securities measured at amortized cost	24,923	26,454	29,412
Equity investment securities designated at FVOCI	376	371	3,162
Equity investment securities measured at FVTPL	2,092	1,954	2,004
Debt investment securities measured at FVTPL	25	29	28
Total investment securities	$149,151	$154,291	$152,832
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at July 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$22,681	$203	$164	$22,720
Canadian provincial and municipal debt	20,311	222	158	20,375
U.S. treasury and other U.S. agency debt	49,940	297	762	49,475
Other foreign government debt	25,715	262	236	25,741
Other debt	3,423	27	26	3,424
Total	$122,070	$1,011	$1,346	$121,735

As at April 30, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$21,899	$349	$98	$22,150
Canadian provincial and municipal debt	21,742	387	115	22,014
U.S. treasury and other U.S. agency debt	49,757	487	723	49,521
Other foreign government debt	28,300	314	259	28,355
Other debt	3,433	35	25	3,443
Total	$125,131	$1,572	$1,220	$125,483

As at October 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$21,473	$219	$152	$21,540
Canadian provincial and municipal debt	17,500	234	209	17,525
U.S. treasury and other U.S. agency debt	47,156	214	994	46,376
Other foreign government debt	29,505	181	400	29,286
Other debt	3,514	22	37	3,499
Total	$119,148	$870	$1,792	$118,226
(b) Debt investment securities measured at amortized cost

	As at
	July 31, 2025		April 30, 2025		October 31, 2024
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$6,166	$6,110	$7,097	$7,007	$8,722	$8,721
U.S. treasury and other U.S. agency debt	15,291	16,178	16,019	16,828	17,440	18,440
Other foreign government debt	2,430	2,427	2,421	2,418	2,044	2,041
Corporate debt	213	208	207	201	216	210
Total	$24,100	$24,923	$25,744	$26,454	$28,422	$29,412

(1)	Balances are net of allowances of $1 (April 30, 2025 – $1; October 31, 2024 – $1).

(c) Equity
investment
securities designated at fair value through other comprehensive income (FVOCI)

As at July 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$172	$205	$1	$376
Total	$172	$205	$1	$376

As at April 30, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$216	$186	$31	$371
Total	$216	$186	$31	$371

As at October 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,522	$713	$73	$3,162
Total	$2,522	$713	$73	$3,162
Dividend income earned on equity securities designated at FVOCI of $1 million for the three months ended July 31, 2025 (April 30, 2025 – $9 million; July 31, 2024 – $21 million) and for the nine months ended July 31, 2025 – $46 million (July 31, 2024 – $101 million) has been recognized in interest income.
During the three months ended July 31, 2025, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $25 million (April 30, 2025 – $2 million; July 31, 2024 – $0.2 million) and for the nine months ended July 31, 2025 – $1,839 million (July 31, 2024 – $938 million) for economic reasons and according to its investment strategy. This has resulted in a realized loss of $
27
 million in the three months ended July 31, 2025 (April 30, 2025 – realized gain of $
0.02
 million; July 31, 2024 – realized gain of $
0.2 million) and for the nine months ended July 31, 2025 – realized gain of $512 million (July 31, 2024 – realized gain of $
21 million).